Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Numerator:
Profit after tax	$ 116,769	$ 105,433	$ 86,436
Denominator:
Basic weighted average ordinary shares outstanding	49,726,636	50,139,389	50,388,440
Dilutive impact of equivalent share-based options and RSUs	2,310,304	2,138,724	2,527,160
Diluted weighted average ordinary shares outstanding	52,036,940	52,278,113	52,915,600